Trade and other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Trade and other Payables
Trade payables		€ 4,854	€ 2,579	€ 2,624
Accruals for outstanding invoices		6,238	216	27
Total trade and other payables	€ 20,764	€ 11,092	€ 2,795	€ 2,651